Private Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Private Warrants [Abstract]
PRIVATE WARRANTS

NOTE 4 — PRIVATE WARRANTS

Concurrently with the closing of the Initial Public Offering, the Sponsor and the underwriters purchased an aggregate of 8,400,000 Private Warrants, generating gross proceeds of $8.40 million in aggregate in a private placement. Each Private Warrant is exercisable for one ordinary share at a price of $11.50 per share, subject to adjustment.

As a result of the underwriters’ election to fully exercise their over-allotment option on September 13, 2021, the Sponsor and the underwriters and its designees purchased an additional 900,000 Private Warrants, at a purchase price of $1.00 per Private Warrant.

If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Warrants will expire worthless.

NOTE 4. PRIVATE WARRANTS

Concurrently with the closing of the Initial Public Offering, the Sponsor and the underwriters purchased an aggregate of 8,400,000 Private Warrants, generating gross proceeds of $8.40 million in aggregate in a private placement. Each Private Warrant is exercisable for one ordinary share at a price of $11.50 per share, subject to adjustment.

As a result of the underwriters’ election to fully exercise their over-allotment option on September 13, 2021, the Sponsor and the underwriters and its designees purchased an additional 900,000 Private Warrants, at a purchase price of $1.00 per Private Warrant.

If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Warrants will expire worthless.